Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - Domestic Defined Benefit Plans [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in pension plan [Abstract]
Balance at period start	$ 164,207	$ 211,242
Total cost for the year	21,284	(14,764)
Contributions to the plan	(9,272)	(13,739)
Benefits paid charged to the reserve	(296)	(1,128)
Actuarial gain	(223)	(17,404)
Balance at period end	$ 175,560	$ 164,207